SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
gain (loss) on sale of fixed assets, net	$ 14	$ (22)	$ (92)
Other loss (income)	0	(152)	(115)
Total	$ 14	$ (174)	$ (207)